Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2015	Feb. 22, 2016
Document Information [Line Items]
Entity Registrant Name	Protagenic Therapeutics, Inc.\new
Entity Central Index Key	0001022899
Trading Symbol	atrn
Current Fiscal Year End Date	--06-30
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)		400,000,000
Document Type	8-K/A
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Amendment Flag	true
Amendment Description	On February 12, 2016, Atrinsic, Inc. ("Atrinsic" or the "Company") filed with the Securities and Exchange Commission (the "SEC") its original Current Report on Form 8-K (the "Original Form 8-K") to report certain events, described in detail therein, including, among other things (1) the completion of a reverse merger transaction, (2) the Company's initial closing of a private placement of the Company's securities at $1.25 per share and (3) certain related items and transactions. The purpose of this Amendment No. 1 to Current Report on Form 8-K/A (the "Amended Form 8-K") is to include the audited financial statements for Protagenic Therapeutics, Inc. for the fiscal years ended December 31, 2015 and 2014. On February 12, 2016, Protagenic Acquisition Corp. ("Acquisition Corp."), a wholly-owned subsidiary of Atrinsic, Inc., a Delaware corporation ("Atrinsic"), merged (the "Merger") with and into Protagenic Therapeutics, Inc. a Delaware corporation ("Protagenic"). Protagenic was the surviving corporation of that Merger. As a result of the Merger, Atrinsic acquired the business of Protagenic and will continue the existing business operations of Protagenic as a wholly-owned subsidiary. As used in this Current Report, the terms the "Company", "we," "us," and "our" refer to Atrinsic and its wholly-owned subsidiary Protagenic, after giving effect to the Merger, unless otherwise stated or the context clearly indicates otherwise. The term "Predecessor" refers to Atrinsic, Inc., before giving effect to the Merger; and the term "Protagenic" refers to Protagenic Therapeutics, Inc., before giving effect to the Merger. This Current Report contains summaries of the material terms of various agreements executed in connection with the transactions described herein. The summaries of these agreements are subject to, and are qualified in their entirety by, reference to these agreements, all of which are incorporated herein by reference.